Eagle Point Income Company Inc.

Item G.1.b.iv. Information called for by Item 405 of Regulation S-K.

During the fiscal year, Cavello Bay Reinsurance Limited, a wholly-owned subsidiary of Enstar Group Limited, transferred a portion of its shares of the Company’s common stock to certain other Enstar Group Limited subsidiaries, which transfers are not reflected on any Form 4 filings.